Sales and marketing expenses (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Sales and marketing expenses
Consulting	$ 346,550	$ 92,599	$ 567,090	$ 179,599
Marketing	1,240,009	962,312	2,318,758	1,945,728
Salaries and benefits	1,331,530	1,102,999	2,983,601	1,834,954
Share-based compensation expense (recovery)	89,831	92,219	54,809	363,035
Total sales and marketing expenses	$ 3,007,920	$ 2,250,129	$ 5,924,258	$ 4,323,316